Trade Receivables, Net - Schedule of Trade Receivables, Net (Details)	6 Months Ended	12 Months Ended
	Dec. 31, 2025 MYR (RM)	Jun. 30, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 USD ($)
Trade receivables
Balance		RM (94,000)
Reversal		(94,000)
Balance
Net balance		41,820,000		$ 9,921,708
Third parties [Member]
Trade receivables
- Third parties		RM 41,820,000